SIMPLE AGREEMENT FOR FUTURE EQUITY (Details) - USD ($)			12 Months Ended
	Jan. 14, 2022	Mar. 15, 2021	Dec. 31, 2023	Dec. 31, 2022
Simple Agreement for Future Equity [Line Items]
Principal amount			$ 2,000
Total consideration			2,887
Converted fair value	$ 3,204
Conversion shares (in Shares)	63,331
Financial expenses			317
Investor [Member]
Simple Agreement for Future Equity [Line Items]
Aggregate amount		$ 4,000
Total consideration		$ 2,887
Warrant [Member]
Simple Agreement for Future Equity [Line Items]
Converted fair value			$ 0	$ 0
Warrants exercisable (in Shares)	47,495
SAFE [Member]
Simple Agreement for Future Equity [Line Items]
Equity investment discount			25.00%
Converted fair value				$ (3,204,000)
Maximum [Member]
Simple Agreement for Future Equity [Line Items]
Pre-money valuation			$ 70,000
Minimum [Member]
Simple Agreement for Future Equity [Line Items]
Pre-money valuation			$ 30,000